Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total		Issued and outstanding Shares		Share Premium		Treasury Shares at cost		Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2009		€ 1,774,768		€ 39,028		€ 476,261		€ (218,203)		€ 1,450,156	€ 27,526
Beginning Balance, shares at Dec. 31, 2009	[1]			433,639,000
Components of comprehensive income:
Net income		1,021,820								1,021,820
Foreign Currency Translation, net of taxes		22,286									22,286
Gain (loss) on financial instruments, net of taxes		(1,221)									(1,221)
Customer Co-Investment Program:
Capital repayment
Share-based payments		12,109				12,109
Issuance of shares		31,000		265		(17,223)		66,531		(18,573)
Issuance of shares, shares	[1]			2,954,000
Dividend paid		(86,960)								(86,960)
Tax benefit/deficit from share-based payments		106				106
Ending Balance at Dec. 31, 2010		2,773,908		39,293		471,253		(151,672)		2,366,443	48,591	[2]
Ending Balance, shares at Dec. 31, 2010	[1]			436,593,000
Components of comprehensive income:
Net income		1,466,960	[3]							1,466,960
Foreign Currency Translation, net of taxes		(17,473)									(17,473)
Gain (loss) on financial instruments, net of taxes		47,353									47,353
Customer Co-Investment Program:
Capital repayment
Purchase of treasury shares		(700,452)						(700,452)
Purchase of treasury shares, shares	[1]			(25,675,000)
Cancellation of treasury shares				(1,187)				373,801		(372,614)
Share-based payments		12,430				12,430
Issuance of shares		34,084		248		(10,629)		61,906		(17,441)
Issuance of shares, shares	[1]			2,751,000
Dividend paid		(172,645)								(172,645)
Tax benefit/deficit from share-based payments		(11)				(11)
Ending Balance at Dec. 31, 2011		3,444,154		38,354		473,043		(416,417)		3,270,703	78,471	[2]
Ending Balance, shares at Dec. 31, 2011		413,669,257		413,669,000	[1]
Components of comprehensive income:
Net income		1,146,316								1,146,316
Foreign Currency Translation, net of taxes		8,063									8,063
Gain (loss) on financial instruments, net of taxes		(7,547)									(7,547)
Customer Co-Investment Program:
Issuance of shares		3,977,368		8,691		3,968,677
Issuance of shares, shares	[1]			96,566,000
Fair value differences		(123,416)	[4]			(123,416)	[4]
Capital repayment, shares	[1],[5]			(93,411,000)
Capital repayment		(3,728,324)	[5],[6]	(8,691)	[5]	(3,845,261)	[5]	125,628	[5]
Purchase of treasury shares		(535,373)		(198)				(535,175)
Purchase of treasury shares, shares	[1]			(13,478,000)
Cancellation of treasury shares				(1,030)				294,752		(293,722)
Share-based payments		18,714				18,714
Issuance of shares		53,714		344		(10,222)		66,638		(3,046)
Issuance of shares, shares	[1]			3,819,000
Dividend paid		(188,892)								(188,892)
Tax benefit/deficit from share-based payments		2,116				2,116
Ending Balance at Dec. 31, 2012		€ 4,066,893		€ 37,470		€ 483,651		€ (464,574)		€ 3,931,359	€ 78,987	[2]
Ending Balance, shares at Dec. 31, 2012		407,165,221		407,165,000	[1]

[1]	As of December 31, 2012, the number of issued shares was 419,852,467. This includes the number of issued and outstanding shares of 407,165,221 and the number of treasury shares of 12,687,246. As of December 31, 2011, the number of issued shares was 431,294,790. This includes the number of issued and outstanding shares of 413,669,257 and the number of treasury shares of 17,625,533.
[2]	As of December 31, 2012, accumulated other comprehensive income, net of taxes, consists of EUR 83.5 million relating to foreign currency translation (2011: EUR 75.5 million; 2010: EUR 93.0 million) and EUR 4.5 million relating to unrealized losses on financial instruments (2011: EUR 3.0 million gains; 2010: EUR 44.4 million losses).
[3]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.
[4]	The difference between the fair value of the shares and the subscription price of the shares issued to the participating customers in the Customer Co- Investment Program.
[5]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Intel Corporation ("Intel"), Taiwan Semiconductor Manufacturing Company Ltd. ("TSMC") and Samsung Electronics Corporation ("Samsung") (collectively referred to as "participating customers" in the Customer Co-investment Program)) and the number of shares was reduced by 23 Percent. See Note 26.
[6]	The difference of EUR 125.6 million between the capital repayment EUR 3,728.3 million and the net proceeds from issuance of shares EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was also part of the Synthetic Share Buyback in November 2012.